BUSINESS COMBINATIONS (Details 2) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash	$ 5,346,769	$ 99,906	$ 306,252
Goodwill	9,161,486	$ 3,517,315	$ 3,517,315
OneWire Asset Purchase
Cash	54,868
Accounts receivable	165,285
Sales and client relationships and contracts	760,852
Intellectual property	121,700
Domains	10,152
Goodwill	369,671
Total Purchase Price	$ 1,482,528